Annual Total Returns [BarChart] - BrandywineGLOBAL - International Opportunities Bond Fund - Class IS	May 01, 2021
Bar Chart Table:
Annual Return 2011	3.19%
Annual Return 2012	15.61%
Annual Return 2013	(3.05%)
Annual Return 2014	4.53%
Annual Return 2015	(9.80%)
Annual Return 2016	3.78%
Annual Return 2017	13.14%
Annual Return 2018	(5.44%)
Annual Return 2019	6.87%
Annual Return 2020	8.57%